FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
The Plan
EBP, Investment, Fair Value and NAV [Line Items]
FAIR VALUE MEASUREMENTS	FAIR VALUE MEASUREMENTS
The Plan's estimates of fair value for financial assets are based on the framework established in the fair value accounting guidance. Fair value is the price that would be received by the Plan for an asset or paid by the Plan to transfer a liability (an exit price) in an orderly transaction between market participants on the measurement date in the Plan's principal or most advantageous market for the asset or liability. Fair value measurements are determined by maximizing the use of observable inputs and minimizing the use of unobservable inputs. The hierarchy places the highest priority on unadjusted quoted market prices in active markets for identical assets or liabilities (Level 1 measurements) and gives the lowest priority to unobservable inputs (Level 3 measurements). The three levels of inputs within the fair value hierarchy are defined as follows:
Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active markets that the Plan has the ability to access.
Level 2: Significant other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data.
Level 3: Significant unobservable inputs that reflect the Plan's own assumptions about the assumptions that market participants would use in pricing an asset or liability.
In some cases, a valuation technique used to measure fair value may include inputs from multiple levels of the fair value hierarchy. The lowest level of significant input determines the placement of the entire fair value measurement in the hierarchy.
Certain investments are measured at fair value on a recurring basis in the statements of net assets available for benefits. The following methods and assumptions were used to estimate the fair values:
Mutual funds, ordinary shares and other investments — These investments are classified as Level 1 and consist of various publicly-traded money market funds, mutual funds, ordinary shares and other investments. Ordinary shares are valued at the closing price reporting on the active market on which the securities are traded on the last business day of the Plan year. Shares of registered investment companies, consisting of mutual funds, are valued at quoted market prices and are actively traded.
Self-directed brokerage account — Consists primarily of the following investments: (1) mutual funds, which are valued at quoted market prices and are actively traded; (2) a variety of ordinary shares, which are valued at the closing price reporting on the active market on which the securities are traded on the last business day of the Plan year; and (3) cash and cash equivalents, which approximate fair value due to their short term nature.
Common/collective trusts — These investments consist of various other collective investment trust funds. The underlying investments in these collective investment trust funds primarily include intermediate and long-term debt securities, corporate debt securities, equity securities and fixed income securities. The overall fair value of the common/collective trusts are valued at net asset value ("NAV"), which is based on the fair value of the underlying securities owned by the fund and divided by the number of shares outstanding. The NAV, as provided by the trustee, is used as a practical expedient to estimate fair value. This practical expedient would not be used if it is determined to be probable that the fund will sell the investment for an amount different than the reported NAV. There are no unfunded commitments within these trusts, and participant-directed withdrawals may be made at any time without penalty, regardless of their frequency or amount.
Stable value fund — A collective trust fund that is composed primarily of fully benefit-responsive investment contracts that is valued at the NAV of units of the bank collective trust. The NAV, as provided by the trustee, is used as a practical expedient to estimate fair value. This practical expedient would not be used if it is determined to be probable that the fund will sell the investment for an amount different from the reported NAV. Participant transactions (purchases and sales) may occur daily. If the Plan initiates a full redemption of the collective trust, the issuer reserves the right to require 12 months’ notification in order to confirm that securities liquidations will be carried out in an orderly business manner. There are no unfunded commitments within this trust.
In accordance with GAAP, investments measured at NAV as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in the following tables are intended to permit reconciliation to the amount presented in the statements of net assets available for benefits.
The fair values of the Plan's investments measured at fair value on a recurring basis and their respective level within the fair value hierarchy was as follows:

	December 31, 2025
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
nVent Electric plc ordinary shares	$29,922,559	$—	$—	$29,922,559
Interest-bearing cash	6,535,153	—	—	6,535,153
Mutual funds	61,546,377	—	—	61,546,377
Self-directed brokerage accounts	12,459,694	—	—	12,459,694
Net investments in fair value hierarchy	110,463,783	—	—	110,463,783
Investments valued at NAV- common/collective trusts				534,622,765
Investments valued at NAV- stable value fund				19,786,984
Total investments at fair value	$110,463,783	$—	$—	$664,873,532

	December 31, 2024
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
nVent Electric plc ordinary shares	$25,843,927	$—	$—	$25,843,927
Interest-bearing cash	6,857,330	—	—	6,857,330
Mutual funds	89,267,540	—	—	89,267,540
Self-directed brokerage accounts	12,226,496	—	—	12,226,496
Net investments in fair value hierarchy	134,195,293	—	—	134,195,293
Investments valued at NAV- common/collective trusts				559,302,092
Investments valued at NAV- stable value fund				28,138,870
Total investments at fair value	$134,195,293	$—	$—	$721,636,255